Other Non-Operating Income (Tables)	9 Months Ended
Sep. 30, 2022
Other Income and Expenses [Abstract]
Schedule of other nonoperating income (expense)	Other non-operating income comprise the following:

	Nine months ended September 30,
	2022	2021
Realized and unrealized MTM gains/(losses) on our investment in listed equity securities (note 20)	346,497	(244,210)
UK tax lease contingent liability (note 22)	6,919	(71,307)
Dividend income from our investment in listed equity securities	4,348	3,725
Other non-operating income/(losses)	357,764	(311,792)